Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0
Net investment gains (losses)	(28)	$ (78)	$ 7
Balance beginning of period	1,265	1,523	2,715
OCI before reclassifications	110	(391)	(1,908)
Deferred income tax benefit (expense)	(28)	132	668
AOCI before reclassifications, net of income tax	1,347	1,264	1,475
Amounts reclassified from AOCI	42	0	74
Deferred income tax benefit (expense)	287	1	(26)
Amounts reclassified from AOCI, net of income tax	329	1	48
Balance end of period	1,676	1,265	1,523
Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	1,044	1,322	2,555
OCI before reclassifications	276	(465)	(1,975)
Deferred income tax benefit (expense)	(94)	158	692
AOCI before reclassifications, net of income tax	1,226	1,015	1,272
Amounts reclassified from AOCI	60	44	77
Deferred income tax benefit (expense)	286	(15)	(27)
Amounts reclassified from AOCI, net of income tax	346	29	50
Balance end of period	1,572	1,044	1,322
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	306
Balance beginning of period	268	251	190
OCI before reclassifications	(157)	71	102
Deferred income tax benefit (expense)	55	(25)	(36)
AOCI before reclassifications, net of income tax	166	297	256
Amounts reclassified from AOCI	(18)	(45)	(7)
Deferred income tax benefit (expense)	6	16	2
Amounts reclassified from AOCI, net of income tax	(12)	(29)	(5)
Balance end of period	154	268	251
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(31)	(32)	(15)
OCI before reclassifications	10	1	(25)
Deferred income tax benefit (expense)	(3)	0	8
AOCI before reclassifications, net of income tax	(24)	(31)	(32)
Amounts reclassified from AOCI	0	0	0
Deferred income tax benefit (expense)	0	0	0
Amounts reclassified from AOCI, net of income tax	0	0	0
Balance end of period	(24)	(31)	(32)
Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	(5)
Balance beginning of period	(16)	(18)	(15)
OCI before reclassifications	(19)	2	(10)
Deferred income tax benefit (expense)	14	(1)	4
AOCI before reclassifications, net of income tax	(21)	(17)	(21)
Amounts reclassified from AOCI	0	1	4
Deferred income tax benefit (expense)	(5)	0	(1)
Amounts reclassified from AOCI, net of income tax	(5)	1	3
Balance end of period	(26)	(16)	(18)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net investment gains (losses)	$ (15)	$ (51)	$ (79)